Stock-Based Compensation Plans - Summary of Assumptions Used to Determine Fair Value of Options Granted (Detail) - NSRs [Member]	12 Months Ended
Dec. 31, 2018 yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Risk-Free Interest Rate	1.90%
Expected Dividend Yield	1.66%
Expected Volatility	28.47%
Expected Life	4.50